UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

600 Superior Ave., E., Suite 2100

Cleveland, Ohio 44114

Registrant's telephone number, including area code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

12.31.08

ANNUAL REPORT

INTRODUCTION

THANK YOU…  for choosing the Ancora Mutual Funds.  We have built the Ancora Funds to be unique and to capitalize on the evolving opportunities of the investment landscape.  Our management style has centered on building long-term success for our clients and is applied to the management of all of our funds.  Our Mutual Fund managers are the principals of the Fund’s Investment Adviser and are the original architects of the Mutual Funds they manage.  While no mutual fund can guarantee performance, the Ancora Funds do promise that our investment decisions will be based upon dedicated research and careful execution.  An Ancora Financial Advisor is at your disposal regardless of the size of your investment.

PERSONAL ASSISTANCE

1-866-6AN-CORA

Please feel free to dial our toll-free number to speak directly to a knowledgeable representative who can answer any questions or assist you with any issues concerning your account.

ONLINE ACCOUNT MANAGEMENT

Manage your personal account of Ancora Funds online.  www.ancora.ws

TABLE OF CONTENTS

INTRODUCTION INCLUDING SHAREHOLDER LETTER	1
ANCORA INCOME FUND	5
ANCORA EQUITY FUND	11
ANCORA MICROCAP FUND	17
ANCORA SPECIAL OPPORTUNITY FUND	25
GETTING STARTED	31
FINANCIAL REVIEW	35
FUND EXPENSES	61
TRUSTEES & OFFICERS & SERVICE PROVIDERS	64

This report and the audited financial statement contained herein are provided for the general information of the shareholders of the Ancora Funds.  Investors should carefully consider before investing each Fund’s investment objective, risks and expenses.  For a prospectus, which contains that information and more information about each Fund, please call 866-626-2672 or visit our website at www.ancorafunds.com.  Please read it carefully before you invest or send money.

INTRODUCTION

LETTER TO SHAREHOLDERS

Richard A. Barone

Chairman

Dear Shareholder:

Six months ago I wrote to you describing what could only be characterized as bad news in the financial markets. In spite of a massive amount of dollars thrown into the banking system, there appears to be no relief, and the need for additional dollars seems endless. Moreover, the economy itself has slowed dramatically, thereby adding to the strain and stress in the financial markets.

When I first became aware of the sub-prime problem I believed it was manageable and would have only a minor effect on the economy. But it became the catalyst for the beginning of a decline in the value of housing, which in turn, caused a severe decline in the value of the underlying mortgages.

Wall Street was in the business of repackaging mortgages and creating tranches with a variety of risks. These products (Collateralized Mortgage Obligations and Collateralized Debt Obligations) were sold back to banks as AAA securities, even though a portion contained elements of sub-prime debt. Since our banking system was leveraged 15 times, a 5% to 10% decline in asset values would essentially wipe out bank equity and set up our financial system for a total collapse.

Resolving both ends of the problem (housing and banking) seems clear to me. Ownership of housing needs to be placed in the hands of those who will pay their mortgages while the banking system needs enough equity to remain solvent.  The two are interrelated. Yet, for some reason, resolving these problems appears elusive. Our government seems totally incapable of moving towards a resolution.

One way to resolve the housing issue would include a sufficiently high tax credit available to anyone willing to buy a house. The credit could be structured to favor lower income and lower priced housing. For example, a 15% tax credit with a $20,000 maximum might work. To act as a spending stimulus the credit could be spread over 40 months, i.e. $500 per month, and the buyer would be required to hold the house during this period to continue to receive payment.

One way to resolve the banking crises would entail our government dealing even-handedly in providing equity capital to banks in need. Using 8% as the minimum Tier One objective, banks between 4% and 8% would receive a common stock equity infusion with no strings attached (common stock instead of preferred enhances a bank’s tangible capital). Banks between 0% and 4% would receive this equity with stipulations, e.g. salary and bonus caps. Banks below 0% would be taken over by the Federal Deposit Insurance Corporation and merged or liquidated. Instead of using mark to market, assets would be evaluated by the bank’s auditors using a set of guidelines provided by the Federal Reserve. Banks would then be given 5 years to repurchase the equity from the government, and if this deadline were not met, they would become the property of the Federal Deposit Insurance Corporation.

Unless the housing and banking issues are aggressively resolved in a fair and equitable way, any recovery will be weak and insecure. Investors, then, will continue to perceive market risks as high, and will reflect these perceptions in lower price to earnings multiples for stocks and higher yields (lower prices) for bonds.

As for the current recession, it should be left to run its course. Recessions take out the marginal player and re-allocate resources to the most productive parts of the economic system. With the financial system sufficiently solvent, the eventual recovery would be strong and secure.

INTRODUCTION

LETTER TO SHAREHOLDERS (CONTINUED)

Ancora Income Fund

Unless one were willing to accept a 2% to 3% return provided by U.S. Treasuries and  very high quality senior secured debt, there was no place to hide in 2008. Our preferred positions in the corporate market sank in value until yields hit 7% to 9%, while yields on the debt of financial institutions rose as high as 30% as prices went into free fall. Additionally, our closed-end income funds holding these securities declined in value, and the decline was magnified as the discounts to net asset value increased. For the year the Ancora Income Fund Class D shares declined 10.52% versus a return of 4.80% for the Lehman Aggregate Bond Index.  Although we use the Lehman Aggregate Bond Index for comparison, not a single security in our portfolio correlates to this index and I will be discussing this issue with our directors at our next meeting. On a more positive note, based upon the current price and the current dividend, Ancora Income shareholders are receiving a yield of approximately 9%.

Ancora Equity Fund

For all of 2008, the Ancora Equity Fund Class D returned negative 34.36% compared to negative 37.00% for the S&P 500 index. Our two worst performing areas were Entertainment & Media and Financial Services. Although we bought our positions in these industries after the stocks were significantly off their highs, the percentage declines from our entry points were dramatic. A case in point is our position in Gannett, publisher of USA Today. After declining from the mid $70 range, we made our first purchase in the mid $20 range and bought all the way down to its current price of just over $3 per share. The Company remains profitable with tangible annual earnings currently projected near $2 per share. One of our largest positions, IBM, helped our relative performance by declining less than 20% during 2008.

Ancora MicroCap Fund

Since its inception on 9/2/08 the MicroCap Fund has somewhat underperformed the Russell Microcap Index particularly in the month of December.  Since inception the Ancora MicroCap Class D shares have a negative return of 39.40% compared to a negative 33.71% return for the Russell Microcap Index.  We believe this is attributable to our selection of deeply undervalued equities which experienced heavy tax loss selling as the market plummeted in the 4th quarter.  The fact that our portfolio represents exceptional valuations is borne out by the portfolios average price to book value of 0.3x versus 1.2x for the Russell Microcap Index and 1.7x for the S&P 500 Index.

Ancora Special Opportunity Fund

The shares of Special Opportunity companies are generally more volatile, primarily because they tend to be low volume, low priced and not followed by institutions. That volatility worked against us in 2008, with Class D shares declining over 45.35% against the Wilshire 5000 which was off 37.23%. During 2008, we purchased a wide variety of securities, including closed end investment companies holding low quality bonds. Many of our largest positions are currently trading well below tangible book value and some even trading below current assets less all liabilities. A case in point is Mace, which after selling its few remaining car washes and settling a frivolous lawsuit, will be able to pay at least a $1.50 dividend without affecting its core operations. Mace currently sells for less than $0.80 per share.

Sincerely,

Richard A Barone

Chairman

INTRODUCTION

ANCORA’S LEGACY

Ancora Advisors was incorporated in 2003, although its lineage dates back to 1973 when Richard Barone founded The Maxus Investment Group.  In 1985, the original Maxus Mutual Fund was founded and in the mid 1990’s the Maxus Investment Group merged with Gelfand Partners.  Since the acquisition of Maxus by a well-known regional bank in early 2001, many of the former principals have reunited “Once Again”.  In January 2004, the Ancora Family of Funds commenced operation and, as we have done in the past, we will again strive to build long-term success for our clients.

FUNDS	TICKER SYMBOL	INCEPTION DATE
ANCORA INCOME FUND
CLASS C	ANICX	1/5/2004
CLASS D	ANIDX	1/5/2004
ANCORA EQUITY FUND
CLASS C	ANQCX	1/5/2004
CLASS D	ANQDX	1/5/2004
ANCORA MICROCAP FUND
CLASS C	ANCCX	9/2/2008
CLASS D	ANCDX	9/2/2008
ANCORA SPECIAL OPPORTUNITY FUND
CLASS C	ANSCX	1/5/2004
CLASS D	ANSDX	1/5/2004

Distinguishing Features of Ancora:

Consistent investment process:

Each portfolio manager applies a consistent investment philosophy and process to building and managing the funds. We employ in-house research to identify companies we believe are currently trading at a substantial discount to what we consider to be their underlying business value.

Do not over-diversify:

Our portfolios generally hold a smaller number of stocks in the portfolio (25-60 stocks, for example, rather than 100-150) which is important to our investment philosophy. By building focused portfolios, our managers' best ideas can have a meaningful impact on investment performance.

Client Focus

Our commitment to our clients is to help them reach their financial objectives by making investments in our people and technology, maintaining high standards of excellence in performance, ethics and accuracy, and to always keep our clients' interests above all others.

Independence and Stability

As an employee-owned, full-service investment firm that has operated privately since our founding, we have the independence and objectivity to focus on what we believe is best for our clients.

Experienced Investment Team

Our investment management team consists of several senior professionals involved in both equity and fixed-income management.  Our professional staff averages in excess of twenty years of investment experience.

ANCORA

INCOME FUND

ANCORA INCOME FUND

INVESTMENT OBJECTIVE:

THE ANCORA INCOME FUND SEEKS TO PROVIDE INVESTORS A HIGH LEVEL OF CURRENT INCOME WITH A SECONDARY OBJECTIVE OF CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

42 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the firm including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

NET ASSETS:

$16.2 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANICX

CLASS D – ANIDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of December 31, 2008

ANCORA INCOME FUND

INVESTMENT STRATEGY

■ Portfolio invests primarily in investment grade, income-producing securities, including securities of closed end funds having portfolios consisting primarily of income-producing securities.

■ To preserve investor’s capital through its active participation in the market.

■ Seeks to optimize return potential while maintaining moderate risk exposure

■ Utilizes bonds from well-established corporations and government agencies

■ Seeks to add value by actively managing duration

■ Sell discipline helps to manage risk

INVESTOR PROFILE

■ This Fund may be suitable for investors who seek to maximize current income from a high quality investment portfolio.

TOP HOLDINGS: DECEMBER 31, 2008 (d)
NAME	% OF NET ASSETS
First American Government Obligations Fund	5.5%
CorTS Trust IBM - 7.00%	4.7%
Corporate-Backed Trust Bristol Myers Squibb – 6.80%	4.4%
CorTS Trust Disney – 6.875%	4.4%
Corporate-Backed Trust Verizon – 7.625%	4.4%
General Electric Capital – 6.625%	4.3%
Montgomery Street Income	4.3%
Royce Value Trust – 5.90%	4.2%
Gabelli Dividend & Income Fund – 5.875%	4.1%
John Hancock Patriot Select Dividend	4.0%

SECTOR DIVERSIFICATION: DECEMBER 31, 2008 (d)
NAME	% OF NET ASSETS
Third Party Trust Preferreds	48.79%
Closed-End Income Funds	22.18%
Closed-End Bond Fund, Senior Securities	8.27%
REIT Preferred Shares	13.28%
Money Market Securities	5.52%
Other	1.96%

TOTAL RETURNS: DECEMBER 31, 2008 (d)
NAME	ONE YEAR	THREE YEARS	INCEP TD(a)
ANCORA INCOME FUND - C(b)	-10.52%	-2.37%	-0.39%
ANCORA INCOME FUND -D(b)	-10.29%	-2.11%	-0.15%
LEHMAN AGG INDEX(c)	4.80%	5.36%	5.39%
(a) Inception data reflects the annualized return since 1/05/04.
(b) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(c) The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Lehman Aggregate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index.

(d) Data is unaudited.

Six Months Ended 12/31/08

Best Performing Securities:

■ PNC Capital Trust 7.75%

■ MFS Charter Income Trust

■ BNY Capital V 5.95%

■ CorTS IV IBM 7.00%

■ CorTS Bristom Myers 6.80%

Worst Performing Securities

■ Kimco Realty Corp 6.65%

■ Dreyfus High Yield Strategy

■ Prologis Preferred 6.75%

■ Nuveen Multi-Strategy Income

■ Nuveen Preferred & Convertible

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA INCOME FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2008.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Third Party Trust Preferreds
15,000	BAC Capital Trust III - 7.00%	$ 279,900
12,000	Bank One Cap VI - 7.20%	268,920
10,500	BNY Capital V Trust	234,255
17,000	Citigroup Capital VI - 7.125%	274,720
4,500	Corporate-Backed Trust Boeing - 6.05%	94,500
29,000	Corporate-Backed Trust Bristol Myers Squibb - 6.80%	716,300
45,000	Corporate-Backed Trust FedEx -- 7.75%	427,500
29,500	Corporate-Backed Trust Verizon – 7.625%	708,000
6,000	Corporate-Backed Trust Motorola - 8.20%	75,000
21,000	CorTS Trust II BellSouth - 7.00%	446,250
28,400	CorTS Trust Disney - 6.875%	708,864
30,000	CorTS Trust IBM - 7.00%	771,000
30,000	General Electric Capital - 6.625%	699,000
18,000	Keycorp Cap - 8.00%	291,240
15,000	MBNA Capital D - 8.125%	280,500
15,000	Merrill Lynch Preferred- 7.00%	252,900
17,000	PNC Capital Trust E – 7.75%	419,390
10,000	Preferredplus Trust - Goldman Sachs - 6.00%	165,900
16,000	Saturns Dow Chemical – 6.375%	337,280
26,000	Viacom Inc New 6.85%	475,280
	TOTAL THIRD PARTY TRUST PREFERREDS (Cost $8,979,828)	7,926,699	48.79%

	Investment Companies

	Closed-End Income Funds
65,000	High Income Opportunities	258,700
91,000	John Hancock Patriot Select Dividend	647,010
70,000	MFS Charter Income	513,800
40,000	MFS Multimarket Income	192,400
50,000	Montgomery Street Income	691,000
15,000	Nuveen Multi-Currency Gov’t Income	208,500
60,000	Nuveen Preferred & Convertible Income Fund	276,000
60,000	Nuveen Preferred & Convertible Income Fund 2	292,200
50,000	Western Asset Claymore Inflation-Linked Opportunity and Income Fund	524,500
		3,604,110	22.18%

*  See accompanying notes which are an integral part of the financial statements

ANCORA INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Closed-End Fund, Senior Securities
31,000	Gabelli Dividend & Income Fund - 5.875%	664,640
31,000	Royce Value Trust Inc. - 5.90%	678,900
		1,343,540	8.27%

	TOTAL INVESTMENT COMPANIES (Cost $6,120,131)	4,947,650	30.45%

	REIT Preferred Shares
29,000	Equity Residential - 6.48%, Series N	601,750
12,000	Duke Realty Corp – 8.375%	174,720
21,500	Kimco Realty - 6.65%, Series F	317,125
12,000	HRPT Properties Trust	120,000
26,000	Prologis Trust G - 6.75%, Series G	344,500
19,500	Public Storage - 7.50%, Series V	419,445
10,000	Public Storage - 6.45%, Series X	180,400
	TOTAL REIT PREFERRED SHARES (Cost $2,910,687)	2,157,940	13.28%

	Money Market Securities
	First American Government Obligations Fund -
896,473	Class Y 0.59%, (Cost $896,473) (a)	896,473	5.52%

	TOTAL INVESTMENTS (Cost $18,907,119)	15,928,762	98.04%

	Other Assets Less Liabilities	318,764	1.96%

	TOTAL NET ASSETS	16,247,526	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Variable rate security; the coupon rate shown represents the rate at December 31, 2008.

ANCORA

EQUITY FUND

ANCORA EQUITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA EQUITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, A COMBINATION OF CAPITAL APPRECIATION IN THE VALUE OF ITS SHARES AS WELL AS INCOME.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

42 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the firm including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

NET ASSETS:

$9.3 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANQCX

CLASS D – ANQDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of December 31, 2008

ANCORA EQUITY FUND

INVESTMENT STRATEGY

■ Invests in publicly traded equity securities or securities convertible into equity securities of companies that are leaders in their industry or have products or services which have dominance in the marketplace.

■ Tends to be overweight undervalued securities and sectors, which captures value opportunities that the index does not

■ Adheres to a disciplined portfolio re-balancing to realize capital gains, avoid over-concentration and control downside risk and volatility

■ Sell discipline helps to manage risk

FUND POSITIONING

■ Large capitalization stocks should benefit over the next several years from recent tax legislation.

■ Large cap stocks and other market leaders are now trading at low levels relative to historic valuations. The weaker dollar helps the profitability of these companies, as many of them tend to have large overseas operations.

TOP HOLDINGS: DECEMBER 31, 2008 (d)
NAME	% OF NET ASSETS
ITT Corp.	5.0%
Pfizer, Inc.	4.8%
Nuveen Core Equity Alpha Fund	4.7%
Parker Hannifin Corp.	4.6%
International Business Machines Corp.	4.5%
Gabelli Dividend & Income Fund	4.4%
Apache Corp.	4.0%
General Electric Co.	4.0%
Intel Corp.	4.0%
Cisco Systems	3.9%

SECTOR DIVERSIFICATION: DECEMBER 31, 2008 (d)
NAME	% OF NET ASSETS
Basic Materials	2.43%
Energy	10.70%
Entertainment & Media	9.62%
Financial Services	7.40%
Healthcare	4.78%
Machinery & Equipment	25.96%
Technology	22.35%
Investment Companies	15.99%
Other	0.77%

TOTAL RETURNS: DECEMBER 31, 2008 (d)
NAME	ONE YEAR	THREE YEARS	INCEP TD(a)
ANCORA EQUITY FUND - C(b)	-34.75%	-7.22%	-1.81%
ANCORA EQUITY FUND -D(b)	-34.36%	-6.73%	-1.26%
S&P 500 INDEX(c)	-37.00%	-8.36%	-2.14%
(a) Inception data reflects the annualized return since 1/05/04.
(b) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(c)  The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation.  It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase.  If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

(d) Data is unaudited.

Six Months Ended 12/31/08

Best Performing Securities:

■ Alcoa, Inc.

■ Procter & Gamble Co.

■ Parker Hannifin

■ Saks Inc.

■ L-3 Communication Holdings

Worst Performing Securities:

■ Ingersoll-Rand Co.

■ Gannett Co.

■ General Electric Co.

■ Gabelli Dividend & Income

■ Apache Corp.

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA EQUITY FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2008.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Basic Materials
20,000	Alcoa, Inc.	$ 225,200
		225,200	2.43%

	Energy
5,000	Apache Corp.	372,650
15,000	NRG Energy, Inc.	349,950
17,000	Spectra Energy Corp.	267,580
		990,180	10.70%

	Entertainment & Media
23,000	Gannett Company, Inc.	184,000
15,000	International Game Technology	178,350
30,000	Time Warner, Inc.	301,800
10,000	Walt Disney Co.	226,900
		891,050	9.62%

	Financial Services
10,000	American Express Co.	185,500
12,000	Ameriprise Financial, Inc.	280,320
10,000	Legg Mason, Inc.	219,100
		684,920	7.40%

	Healthcare
25,000	Pfizer Inc.	442,750
		442,750	4.78%

	Machinery & Equipment
15,000	ABB Ltd.	225,150
23,000	General Electric Co.	372,600
10,000	Ingersoll-Rand Co. Ltd.	173,500
10,000	ITT Corporation	459,900
10,000	Parker Hannifin Corp.	425,400
15,000	Timken Co.	294,450
15,000	Trinity Industries	236,400
10,000	Tyco International LTD.	216,000
		2,403,400	25.96%

	Technology
22,000	Cisco Systems (a)	358,600
30,000	EMC (a)	314,100
25,000	Intel Corp.	366,500
5,000	International Business Machines Corp.	420,800
17,000	Microsoft Corp.	330,480
35,000	Xerox Corp.	278,950
		2,069,430	22.35%
	TOTAL COMMON STOCKS (Cost $10,491,330)	7,706,930	83.24%

*  See accompanying notes which are an integral part of the financial statements

ANCORA EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Investment Companies
40,000	Gabelli Dividend & Income Trust	412,000
25,000	John Hancock Bank & Thrift Opportunity Fund	343,250
45,000	Nuveen Core Equity Alpha Fund	432,450
25,000	Reaves Utility Income Fund	292,750
	TOTAL INVESTMENT COMPANIES (Cost $1,947,151)	1,480,450	15.99%

	TOTAL INVESTMENTS (Cost $12,438,481)	9,187,380	99.23%

	Other Assets Less Liabilities	71,564	0.77%

	TOTAL NET ASSETS	9,258,944	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Non-income producing

b)

Variable rate security; the coupon rate shown represents the rate at December 31, 2008.

ANCORA MICROCAP

FUND

ANCORA MICROCAP FUND

INVESTMENT OBJECTIVE:

THE ANCORA MICROCAP FUND SEEKS TO OBTAIN CAPITAL APPRECIATION.

PORTFOLIO MANAGER:

Denis Amato

Chief Equity Officer, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

39 Years

Denis J. Amato began his investment career in 1969 as a portfolio manager in the Trust Department of a major banking institution based in Cleveland, Ohio. There, Mr. Amato managed both pension and profit sharing portfolios. Subsequently he served as the Bank’s Research Director and Chief Investment Officer.

Mr. Amato joined Gelfand Partners Asset Management in 1991 as the firm’s Chief Investment Officer. Mr. Amato remained the company’s lead equity portfolio strategist through the firm’s merger with Maxus in 1997. At Maxus, Mr. Amato managed individual high net worth client portfolios as well as the Maxus Ohio Heartland Fund, which focused primarily on the buying and selling of securities in Ohio based companies.

After the sale of the business in January 2001, Mr. Amato served as the Chief Investment Officer for the Bank’s Northeast Ohio region. In addition, Mr. Amato continued to manage both individual and institutional portfolios as well as two Mutual Funds.

Mr. Amato has a BBA Magna Cum Laude and MBA from Case Western University. Mr. Amato is a Chartered Financial Analyst and is a former President of the Cleveland Society of Security Analysts.

FUND STATISTICS:

_________________________

NET ASSETS:

$2.0 MILLION*

_________________________

INCEPTION DATE:

SEPTEMBER 2, 2008

_________________________

TICKERS:

CLASS C – ANCCX

CLASS D – ANCDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of December 31, 2008

ANCORA MICROCAP FUND

INVESTMENT STRATEGY

■ Pursues objective by investing at least 80% of its portfolio in equity securities of companies whose market capitalizations are under $500 million.

FUND POSITIONING

■ In the history of the U.S. stock market, two classes of stock have tended to out-perform the market as a whole; small caps and stocks with a low price to book ratio (commonly called value stocks).  The Ancora MicroCap Fund intends to take advantage of this phenomenon by investing in smaller, overlooked companies that trade at a discount to their intrinsic value.

■ Micro-cap stocks are currently experiencing a time of depressed price/book valuations relative to historical levels.  Recent history has shown (specifically from September 2002 through September 2003) that periods in which micro-cap stocks trade at below-average price/book levels are followed by periods in which micro-cap stocks outperform the broader market.

TOP HOLDINGS: DECEMBER 31, 2008 (d)
NAME	% OF NET ASSETS
First American Government Obligations Fund	17.2%
iShares Russell Microcap Index	6.4%
Lydall, Inc.	3.6%
Trident Microsystems, Inc.	3.5%
Rackable Systems, Inc.	3.5%
Brush Engineered Materials, Inc.	3.2%
Royce Micro Cap	2.8%
Radvision, Ltd.	2.7%
Kimball International, Inc.	2.6%
LCA-Vision, Inc.	2.6%

SECTOR DIVERSIFICATION: DECEMBER 31, 2008 (d)
NAME	% OF NET ASSETS
Basic Materials	3.22%
Consumer Products & Services	17.33%
Corporate Services	1.79%
Energy	1.40%
Entertainment & Media	0.99%
Healthcare	11.88%
Industrials	0.81%
Machinery & Equipment	5.76%
Technology	27.35%
Telecommunications	4.23%
Investment Companies	9.28%
Money Market Securities	17.22%
Other	-1.26%

TOTAL RETURNS: DECEMBER 31, 2008 (d)
NAME	ONE MONTH	THREE MONTHS	INCEP TD(a)
ANCORA MICROCAP FUND - C(b)	0.66%	-33.55%	-39.40%
ANCORA MICROCAP FUND -D(b)	0.83%	-33.44%	-39.30%
RUSSELL MICROCAP INDEX(c)	4.49%	-28.12%	-33.71%
(a) Inception data reflects the total return since 9/2/08.
(b) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(c)  The Russell MicroCap Index measures the performance of the microcap segment of the U.S. equity market.  It makes up less than 3% of the U.S. equity market.  It includes 1,000 of the smallest securities in the small-cap Russell 2000 Index based on a combination of their market cap and current index membership. If you were to purchase the securities that make up this index, your return would be lower once fees and/or commissions are deducted.

(d) Data is unaudited.

Six Months Ended 12/31/08

Best Performing Securities:

■ Lannet Inc.

■ Steak N Shake Co.

■ Brush Engineered Materials

■ Cogent Inc.

■ Brunswick Corp.

Worst Performing Securities:

■ Candela Corp.

■ iShares Russell Microcap Index

■ Royce Microcap Trust

■ Powershares Zacks Microcap

■ GSI Group, Inc.

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

ANCORA MICROCAP FUND

The chart above assumes an initial investment of $1,000,000 made on September 2, 2008 (commencement of Fund operations) and held through December 31, 2008.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Basic Materials
5,000	Brush Engineered Materials, Inc. (a)	$ 63,600
		63,600	3.22%

	Consumer Products & Services
5,664	A.T. Cross Co. (a)	15,746
10,000	Brunswick Corp.	42,100
20,000	Crocs, Inc. (a)	24,800
30,821	Emerson Radio Corp. (a)	20,650
2,000	FlexSteel Industries	13,380
2,500	Kenneth Cole Productions	17,700
6,000	Kimball International, Inc.	51,660
12,500	Liz Claiborne, Inc.	32,500
5,000	Lo-Jack Corp. (a)	20,600
5,000	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	20,100
15,036	Natuzzi, S.p.A. ADR (a)	36,086
4,000	The Steak N Shake Co. (a)	23,800
7,000	Tasty Baking Co.	23,730
		342,852	17.33%

	Corporate Services
725	Frozen Food Express Industries	4,118
25,000	Optimal Group, Inc. (a)	12,000
17,300	RCM Technologies, Inc. (a)	19,203
		35,321	1.79%

	Energy
3,000	Callon Petroleum Co. (a)	7,800
35,000	Meridian Resource Corp. (a)	19,950
		27,750	1.40%

	Entertainment & Media
10,000	4 Kids Entertainment, Inc. (a)	19,600
		19,600	0.99%

	Healthcare
2,000	Albany Molecular Research, Inc. (a)	19,480
30,000	Candela Corp. (a)	14,700
20,000	DelSite, Inc. (a)	1,700
15,000	Digirad Corp. (a)	8,700
2,000	Lakeland Industries, Inc. (a)	16,840
12,500	LCA-Vision, Inc.	51,375
10,000	Lannett, Inc. (a)	50,000
14,977	Osteotech, Inc. (a)	25,311
40,000	Theragenics Corp. (a)	46,800
		234,906	11.88%

*  See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Industrials
20,000	Mace Security International (a) (c)	15,998
		15,988	0.81%

	Machinery & Equipment
20,000	Deswell Industries (a)	26,800
12,500	Lydall, Inc. (a)	71,875
10,000	Material Sciences Corp. (a)	15,201
		113,876	5.76%

	Technology
10,000	Adaptec, Inc. (a)	33,000
4,000	Amtech Systems, Inc. (a)	14,760
30,000	Axcelis Technologies, Inc. (a)	15,300
25,000	AXT, Inc. (a)	33,750
25,000	Bluephoenix Solutions Ltd. (a)	46,000
25,000	Cobra Electronics Corp. (a)	26,250
2,500	Cogent, Inc. (a)	33,925
24,800	EF Johnson technologies, Inc. (a)	33,232
11,548	Frequency Electronics, Inc. (a)	33,373
30,000	GSI Group, Inc. (a)	17,166
10,000	Kopin Corp. (a)	20,400
33,812	Leadis Tehcnology, Inc. (a)	11,158
3,500	OSI Systems, Inc. (a)	48,475
17,500	Rackable Systems, Inc. (a)	68,950
3,000	Symyx Technologies (a)	17,820
37,000	Trident Microsystems, Inc. (a)	69,930
9,922	Trio-Tech International (a)	17,463
		540,952	27.35%

	Telecommunications
5,000	Tellabs, Inc. (a)	20,600
9,968	Radvision Ltd. (a)	53,728
35,200	Westell Technologies, Inc. (a)	9,328
		83,656	4.23%

	TOTAL COMMON STOCKS (Cost $2,131,804)	1,478,511	74.76%

*  See accompanying notes which are an integral part of the financial statements

ANCORA MICROCAP FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Investment Companies
4,000	iShares Russell Microcap Index	127,400
10,000	Royce Micro Cap	56,200
	TOTAL INVESTMENT COMPANIES (Cost $226,654)	183,600	9.28%

	Money Market Securities
340,505	First American Government Obligations Fund -	340,505
	Class Y 0.59%, (b) (Cost $340,505)	340,505	17.22%

	TOTAL INVESTMENTS (Cost $2,698,963)	2,002,616	101.26%

	Liabilities in Excess of Other Assets	(24,835)	(1.26)%

	TOTAL NET ASSETS	1,977,781	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Non-interest producing

b)

Variable rate security; the coupon rate shown represents the rate at December 31, 2008.

c)

Fund held less than 5% of security, however, the Fund, Advisor, and other related entities own more than 5% of security.

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANCORA SPECIAL

OPPORTUNITY FUND

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

THE ANCORA SPECIAL OPPORTUNITY FUND SEEKS TO PROVIDE INVESTORS A HIGH TOTAL RETURN, BY INVESTING IN COMPANIES WITH THE POTENTIAL FOR SUPERIOR RETURNS.

PORTFOLIO MANAGER:

Richard A. Barone

Chairman, Ancora Advisors

PORTFOLIO MANAGEMENT EXPERIENCE:

42 Years

RICHARD A. BARONE is Chairman of Ancora Advisors and oversees or manages a variety of investment strategies for the firm including the investments for the Ancora Funds.

Mr. Barone is the former Chief Executive Officer of Maxus Investment Group which he founded in 1973. Maxus became one of the oldest and largest privately held investment advisory and securities brokerage firms in the Midwest before the business was sold in January, 2001. Since 1973, Mr. Barone has managed a variety of proprietary mutual funds as well as the investment portfolios for institutional clients and high net worth individuals.

Mr. Barone was born in 1942 and is a graduate of Georgetown University with a degree in Economics. He has undertaken extensive graduate studies and independent research at Georgetown University, Northwestern University and Case Western Reserve University.

FUND STATISTICS:

_________________________

NET ASSETS

$4.7 MILLION*

_________________________

INCEPTION DATE:

JANUARY 5, 2004

_________________________

TICKERS:

CLASS C – ANSCX

CLASS D – ANSDX

________________________

MINIMUM INITIAL INVESTMENT:

CLASS C – $20,000

CLASS D – $1,000,000

* As of December 31, 2008

ANCORA SPECIAL OPPORTUNITY FUND

INVESTMENT STRATEGY

■   Invests in well diversified, small to mid-cap, U.S. based companies that offer the best combination of value and potential for price appreciation.

■  Seeks to outperform the Wilshire 5000 with less volatility.

■  Tends to be overweight undervalued securities and sectors, which captures value opportunities that the index does not

■  Adheres to a disciplined portfolio re-balancing to realize capital gains, avoid over-concentration and to control downside risk and volatility

■  Sell discipline helps to manage risk

FUND POSITIONING

■ Opportunities such as micro-cap stocks, liquidations and takeover targets may trade with a “life of their own” and allow investors to benefit even in times of sideways market action which are not necessarily correlated with equity markets.

■ Seeks investments which are selling for less than their underlying asset value or private market value, which should produce strong performance results over the long term.

TOP HOLDINGS: DECEMBER 31, 2008 (d)
NAME	% OF NET ASSETS
Nicholas Applegate Fund	6.7%
REMEC, Inc.	6.3%
John Hancock Patriot Select Dividend Fund	6.3%
Mace Security International	5.1%
LSI Logic Corp.	4.9%
Ferro Corp.	4.5%
AmeriServ Financial, Inc.	4.2%
First American Government Obligations Fund	4.1%
Mercer International, Inc.	4.1%
Gevity HR, Inc.	4.0%

SECTOR DIVERSIFICATION: DECEMBER 31, 2008 (d)
NAME	% OF NET ASSETS
Basic Materials	4.46%
Consumer Products & Services	4.05%
Corporate Services	3.82%
Energy	2.41%
Entertainment & Media	3.18%
Financial	16.23%
Healthcare	11.40%
Industrials	5.06%
Technology	15.77%
Telecommunications	1.31%
Investment Companies	17.81%
REIT Preferred Shares	5.89%
Money Market Securities	4.06%
Other	-0.52%

TOTAL RETURNS: DECEMBER 31, 2008 (d)
NAME	ONE YEAR	THREE YEARS	INCEP TD(a)
ANCORA SPECIAL OPP FUND - C(b)	-45.77%	-19.00%	-8.75%
ANCORA SPECIAL OPP FUND -D(b)	-45.35%	-18.54%	-8.28%
WILSHIRE 5000 INDEXc)	-37.23%	-8.69%	-2.05%
(a) Inception data reflects the annualized return since 1/05/04. (b) Return figures reflect any change in price per share and assume the reinvestment of all distributions.

(c) The Wilshire 5000 Index measures the performance of all U.S. equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the index. It is market-value weighted (stock price times number of shares outstanding), with each stock’s weighting in the Index proportionate to its market value and not available for purchase.  If you were to purchase the securities that make up this index, your returns would be lower once fees and/or commissions are deducted.

(d) Data is unaudited.

The performance quoted represents past performance, which does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Performance data current to the most recent month end may be obtained by calling 1-866-626-2672.

Six Months Ended 12/31/08

Best Performing Securities

■ Eddie Bauer Holdings Inc.

■ First Horizon National

■ Prologis Preferred G 6.75%

■ Verichip Corp.

■ Keycorp Cap X 8.00%

Worst Performing Securities

■ Health Management Association

■ Mace Security International Inc.

■ Gevity HR, Inc.

■ PVF Capital Corp.

■ Meridian Resource Corp.

ANCORA SPECIAL OPPORTUNITY FUND

The chart above assumes an initial investment of $1,000,000 made on January 5, 2004 (commencement of Fund operations) and held through December 31, 2008.  THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown assume the reinvestment of all distributions and do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Past performance is no guarantee of future results.

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

SHARES		VALUE	% ASSETS
	Common Stocks
	Basic Materials
30,000	Ferro Corp.	$ 211,500
		211,500	4.46%

	Consumer Products & Services
100,000	Mercer International, Inc. (a)	192,000
		192,000	4.05%

	Corporate Services
120,000	Gevity HR, Inc.	181,200
		181,200	3.82%

	Energy
200,000	Meridian Resource Corp. (a)	114,000
		114,000	2.41%

	Entertainment & Media
35,000	4 Kids Entertainment, Inc. (a)	68,600
100,000	Nevada Gold & Casino, Inc. (a)	82,000
		150,600	3.18%

	Financial
100,000	AmeriServ Financial, Inc.	199,000
25,000	Bankatlantic Bancorp, Inc.	145,000
70,000	PVF Capital Corp. (c)	124,523
501,000	REMEC, Inc. (c)	300,600
		769,123	16.23%
	Healthcare
15,000	Albany Molecular Research, Inc. (a)	146,100
157,000	Candela Corp. (a)	76,930
100,000	Health Management Associates, Inc. (a)	179,000
200,000	Safeguard Scientific, Inc. (a)	138,000
		540,030	11.40%

	Industrials
300,000	Mace Security International, Inc. (a) (c)	239,970
		239,970	5.06%

	Technology
187,500	Active Power Inc. (a)	60,000
70,000	Cobra Electronics Corp.	73,500
24,500	Digital Angel Corp. (a)	12,250
85,000	GSI Group, Inc. (a)	48,637
70,000	LSI Logic Corp. (a)	230,300
45,000	OPTi, Inc. (a)	85,500
110,000	RAE Systems, Inc. (a)	59,400
45,000	Symmetricon, Inc. (a)	177,750
		747,337	15.77%

*  See accompanying notes which are an integral part of the financial statements

ANCORA SPECIAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (continued)

SHARES		VALUE	% ASSETS
	Telecommunications
235,000	Westell Technologies (a)	62,275
		62,275	1.31%

	TOTAL COMMON STOCKS (Cost $6,001,341)	3,208,035	67.69%

	Investment Companies
95,000	Blackrock High Income Fund	111,150
12,000	Gabelli Dividend & Income Trust	123,600
42,000	John Hancock Patriot Select Dividend Fund	298,620
65,000	Nicholas Applegate Fund	301,600
5,000	RMR Dividend Capture	9,000
	TOTAL INVESTMENT COMPANIES (Cost $910,488)	843,970	17.81%

	REIT Preferred Shares
12,000	HRPT Properties Trust	120,000
12,000	Prologis Trust G – 6.750%, Series G	159,000
	TOTAL REIT PREFERRED SHARES (Cost $199,137)	279,000	5.89%

	Money Market Securities
192,422	First American Government Obligations Fund -	192,422	4.06%
	Class Y , 0.59%, (Cost $192,422) (b)	192,422

	TOTAL INVESTMENTS (Cost $7,303,388)	4,523,427	95.45%

	Other Assets Less Liabilities	215,566	4.55%

	TOTAL NET ASSETS	4,738,993	100.00%

*  See accompanying notes which are an integral part of the financial statements

a)

Non-income producing

b)

Variable rate security; the coupon rate shown represents the rate at December 31, 2008.

c)

Fund held less than 5% of security, however, the Fund, Advisor, and other related entities own more than 5% of security.

GETTING STARTED

GETTING STARTED

HOW TO PURCHASE SHARES

Classes of Shares:

INVESTOR SHARES
ANCORA INCOME FUND CLASS C
ANCORA EQUITY FUND CLASS C ANCORA MICROCAP FUND CLASS C
ANCORA SPECIAL OPPORTUNITY FUND CLASS C
INSTITUTIONAL SHARES
ANCORA INCOME FUND CLASS D
ANCORA EQUITY FUND CLASS D
ANCORA MICROCAP FUND CLASS D ANCORA SPECIAL OPPORTUNITY FUND CLASS D

Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.

Investor Shares:

A minimum initial investment of $20,000 is required to open an account to purchase Class C shares of Ancora Income Fund, Ancora Equity Fund, Ancora MicroCap Fund or Ancora Special Opportunity Fund with subsequent minimum investments of $1,000.  However, an I.R.A. may open an account for the purchase of Class C shares of such Funds with an initial minimum investment of $5,000 and subsequent minimum investments of $1,000. Investment minimums may be waived at the discretion of each Fund.

Institutional Shares:

Institutional shares may be purchased with a minimum initial investment of $1,000,000 for the purchase of Class D shares of any of the Funds with subsequent minimum investments of $1,000.  The $1,000,000 minimum initial investment for Class D shares does not apply to purchases by the following:

(1) Financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions, acting on their own behalf or on behalf of their fiduciary accounts, i.e., accounts that are charged asset-based management fees

(2) Securities brokers or dealers acting on their own behalf or on behalf of their clients

(3) Directors or employees of the Funds or of the Advisor or its affiliated companies or by the relatives of those individuals or the trustees of benefit plans covering those individuals.

These requirements may be waived in the sole discretion of the Funds.

Initial Purchase:

The initial purchase of Class C or Class D shares may be made by check or by wire in the following manner:

By Check. The Account Application which accompanies this Prospectus should be completed, signed, and sent along with a check for the initial investment payable to Ancora Income Fund, Ancora Equity Fund, Ancora MicroCap Fund or Ancora Special Opportunity Fund, mailed to:  Ancora Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio  44147.

By Wire.  In order to expedite the investment of funds, investors may advise their bank or broker to transmit funds via Federal Reserve Wire System to: U.S. Bank, Cincinnati, Ohio, ABA# 042000013, Account # 130100789077, FBO Ancora Funds. Also provide the shareholder’s name and account number.   In order to obtain this needed account number and receive additional instructions, the investor may contact, prior to wiring funds, the Funds at 1-866-626-2672.  The investor’s bank may charge a fee for the wire transfer of funds.

Through your broker.  Shares of the Ancora Funds can be purchased through your brokerage firm and held in your personal account.

GETTING STARTED

HOW TO PURCHASE SHARES (continued)

Subsequent Purchases:

Investors may make additional purchases of Class C or Class D shares in the following manner:

By Check.  Checks made payable to Ancora Income Fund, Ancora Equity Funds, Ancora MicroCap Fund or Ancora Special Opportunity Fund should be sent, along with the stub from a previous purchase or sale confirmation, to:  Ancora Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio  44147.

By Wire.  Funds may be wired by following the wire instructions for an initial purchase.

By Telephone.  Investors may purchase shares up to an amount equal to 3 times the market value of shares held in the shareholder’s account in a Fund on the preceding day for which payment has been received, by telephoning the Funds at 1-866-626-2672 and identifying the shareholder’s account by number.  Shareholders wishing to avail themselves of this privilege must complete a Telephone Purchase Authorization Form which is available from the Fund.

Please see prospectus for complete instructions.

Systematic Investment Plan:

The Systematic Investment Plan permits investors to purchase shares of any Fund at monthly intervals.  Provided the investor’s bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor.  At the investor’s option, the account designated will be debited in the specified amount, and shares will be purchased once a month, on or about the 15th day.  Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated.  Investors desiring to participate in the Systematic Investment Plan should call the Funds at 1-866-626-2672 to obtain the appropriate forms.  The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets.

Other Information Concerning Purchase of Shares:

You may purchase shares on days when the Fund is open for business.  Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or the Funds’ transfer agent, except in the case of a subsequent purchase by telephone as described above, in which case the purchase price will be the next NAV after receipt of your telephone order.  All orders for the Funds must be received by the Funds or the Funds’ transfer agent prior to 4:00 p.m. eastern time in order to receive that day’s NAV.

Each Fund reserves the right to reject any order, to cancel any order due to non-payment and to waive or lower the investment minimums with respect to any person or class of persons.  If an order is canceled because of non-payment or because your check does not clear, you will be responsible for any loss that the Fund incurs.  If you are already a shareholder, the Fund can redeem shares from your account to reimburse it for any loss.  The Advisor has agreed to hold each Fund harmless from net losses to that Fund resulting from the failure of a check to clear to the extent, if any, not recovered from the investor.  For purchases of $50,000 or more, each Fund may, in its discretion, require payment by wire or cashier’s or certified check.

GETTING STARTED

SHAREHOLDER SERVICES:

ASK YOUR ANCORA FINANCIAL ADVISORS ABOUT:

AUTOMATIC MONTHLY INVESTMENT PLAN

AUTOMATIC MONTHLY EXCHANGE

AUTOMATIC CASH WITHDRAWAL PLAN

AUTOMATIC REINVESTMENT OF CASH

DISTRIBUTION OF DIVIDENDS & CAPITAL GAINS

TELEPHONE EXCHANGE

IRA'S AND SEP-IRA'S

QUALIFIED RETIREMENT PLANS

GIFTS - TO MINOR ACCOUNTS

COMBINED CUMULATIVE CONFIRM STATEMENTS

SERVICES

FINANCIAL REVIEW

FINANCIAL REVIEW

Cohen Fund Audit Services

Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145-1524
www.cohenfund.com

440.835.8500
440.835.1093 *fax*

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and
Board of Trustees of
Ancora Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Ancora Trust (the "Funds"), comprising Ancora Income Fund, Ancora Equity Fund, Ancora MicroCap Fund, and Ancora Special Opportunity Fund as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Ancora Income Fund, Ancora Equity Fund, and Ancora Special Opportunity Fund and the statements of operations, and changes in net assets and the financial highlights for the period September 1, 2008 (commencement of operations) through December 31, 2008 for Ancora MicroCap Fund. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the Funds' custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the funds constituting the Ancora Trust as of December 31, 2008, the results of their operations for the period then ended, the changes in their net assets for each of the periods in the period then ended, and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
February 25, 2009

an independent member of
BAKER TILLY
INTERNATIONAL

Registered with the Public Company Accounting Oversight Board

SQiF Service Quality Innovation and Fun

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES – As of December 31, 2008

				Ancora
	Ancora	Ancora	Ancora	Special
	Income	Equity	MicroCap	Opportunity
	Fund	Fund	Fund	Fund
Assets
Investments in securities:
At Cost	$18,907,119	$12,438,481	$2,668,913	$5,908,826
At Fair Value	$15,928,762	$9,187,380	$1,986,618	$3,858,334

Investments in Affiliated Issuers:
At Cost	-	-	30,050	1,394,562
At Fair Value	-	-	15,998	665,093

Cash	-	-	100	-
Interest receivable	620	211	159	255
Dividends receivable	50,490	32,155	1,129	8,311
Receivable for investments sold	462,924	139,650	13,045	284,614
Prepaid expenses	897	880	804	2,366
Total assets	16,443,693	9,360,276	2,017,853	4,818,973

Liabilities
Payable to Custodian Bank	-	9,421	-	-
Payable for fund shares redeemed	161,619	5,313	-	732
Payable for investments purchased	-	58,050	25,043	56,984
Payable to advisor	12,358	7,976	950	3,965
12b-1 fees payable	5,451	5,438	580	3,015
Administration fees payable	1,292	798	294	396
Accrued expenses	15,447	14,336	13,205	14,888
Total liabilities	196,167	101,332	40,072	79,980

Net Assets:	$16,247,526	$9,258,944	$1,977,781	$4,738,993
(unlimited number of shares authorized)

Net Assets consist of:
Paid in capital	$21,225,022	$12,819,238	$2,813,789	$10,175,552
Accumulated undistributed net investment Income (loss)	-	28,440	-	3,143
Accumulated net realized gain (loss) on:
Investment securities	(1,999,139)	(337,633)	(139,661)	(2,659,741)
Net unrealized appreciation (depreciation) on:
Investment securities	(2,978,357)	(3,251,101)	(696,347)	(2,779,961)

Net Assets	$16,247,526	$9,258,944	$1,977,781	$4,738,993

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF ASSETS & LIABILITIES - As of December 31, 2008 (continued)

				Ancora
	Ancora	Ancora	Ancora	Special
	Income	Equity	MicroCap	Opportunity
	Fund	Fund	Fund	Fund

Shares Outstanding	2,211,948	1,289,808	325,784	1,972,923

Class C:

Net assets applicable to Class C shares	10,134,767	6,321,868	618,230	2,737,947

Shares outstanding (unlimited numbers of shares authorized)	1,381,913	885,022	101,944	1,151,182

Net asset value, offering price, and
redemption price per share	7.33	7.14	6.06	2.38

Class D:

Net assets applicable to Class D shares	6,112,759	2,937,076	1,359,551	2,001,046

Shares outstanding (unlimited numbers of	830,035	404,786	223,840	821,741
shares authorized)

Net asset value and offering price per share, and redemption price per share	7.36	7.26	6.07	2.44

* See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF OPERATIONS – For the Year-Ended December 31, 2008

				Ancora
	Ancora	Ancora	Ancora	Special
	Income	Equity	MicroCap	Opportunity
	Fund	Fund	Fund (a)	Fund

Investment Income
Dividend income	$1,420,460	$381,129	$7,363	$223,768
Dividend income from Affiliates	-	-	-	6,200
Interest income	22,264	18,639	1,409	33,432
Total Income	1,442,724	399,768	8,772	263,400

Expenses
Investment advisor fee	178,828	131,115	5,522	81,314
12b-1 fees
Class C	55,783	67,182	1,581	36,668
Class D	16,815	10,099	833	8,093
Fund accounting expenses	30,221	29,380	7,005	26,253
Transfer agent expenses	9,365	9,176	1,550	7,745
Legal expenses	4,570	4,570	500	4,570
Administration expenses	17,883	13,112	544	8,131
Insurance expenses	853	516	-	219
Custodian expenses	5,097	4,018	2,750	8,531
Auditing expenses	10,981	10,749	9,578	10,824
Printing expenses	3,477	3,131	468	3,046
Trustees expenses	3,382	1,503	394	1,097
Miscellaneous expenses	862	657	1,059	825
Registration expenses	4,133	3,525	119	1,874
Total Expenses	342,250	288,733	31,903	199,190
Waived Fees	(1,864)	-	(2,077)	-
Net Operating Expenses	340,386	288,733	29,826	199,190
	-	-	-	-
Waived Fees:
Net Investment Income (Loss)	1,102,338	111,035	(21,054)	64,210

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(1,464,616)	258,839	(139,661)	(1,688,085)
Net realized gain (loss) on affiliated investment securities	-	-	-	(618,129)
Capital gain distributions from investment companies	-	24,134	-	2,203
Change in unrealized appreciation
(depreciation) on investment securities	(1,470,788)	(5,690,579)	(696,347)	(2,125,094)
Net realized and unrealized gain (loss) on investment securities	(2,935,404)	(5,407,606)	(836,008)	(4,429,105)
Net increase (decrease) in net assets resulting from operations	$(1,833,066)	$(5,296,571)	$(857,062)	$(4,364,895)

*  See accompanying notes which are an integral part of the financial statements

(a) For the period September 2, 2008 (commencement of operations) through December 31, 2008.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS

	Ancora	Ancora
	Income Fund	Income Fund
	Year Ended	Year Ended
	12/31/08	12/31/07

Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$1,102,338	$1,047,717
Net realized gain (loss) on investment securities	(1,464,616)	(137,602)
Net realized gain (loss) on affiliated investment securities	-	3,464
Capital gain distributions from investment companies	-	1,336
Change in net unrealized appreciation (depreciation)	(1,470,788)	(1,675,156)
Net increase (decrease) in net assets resulting from operations	(1,833,066)	(760,241)

Distributions
From net investment income, Class C	(676,304)	(652,723)
From net investment income, Class D	(426,034)	(394,994)
From short-term capital gains, Class C	-	-
From short-term capital gains, Class D	-	-
From long-term capital gains, Class C	-	-
From long-term capital gains, Class D	-	-
From return of capital, Class C	(66,044)	(25,412)
From return of capital, Class D	(41,528)	(16,921)
Total distributions	(1,209,910)	(1,090,050)

Capital Share Transactions - Class C
Proceeds from sale of shares	1,532,523	1,885,694
Shares issued in reinvestment of dividends	238,144	216,202
Shares redeemed	(777,984)	(1,212,173)
	992,683	889,723
Capital Share Transactions - Class D
Proceeds from sale of shares	2,068,392	2,503,171
Shares issued in reinvestment of dividends	377,721	301,247
Shares redeemed	(2,024,999)	(1,539,220)
	421,114	1,265,198

Net increase in net assets resulting from capital share transactions	1,413,797	2,154,921

Total increase (decrease) in net assets	(1,629,179)	304,630

Net Assets
Beginning of period	$17,876,705	$17,572,075
End of period	$16,247,526	$17,876,705
Accumulated undistributed net investment income	-	-

Capital Share Transactions - C Shares
Shares sold	184,632	200,315
Shares issued in reinvestment of distributions	29,715	23,086
Shares repurchased	(100,313)	(128,558)
Net increase (decrease) from capital share transactions	114,034	94,843

Capital Share Transactions - D Shares
Shares sold	279,844	261,978
Shares issued in reinvestment of distributions	46,855	32,077
Shares repurchased	(262,793)	(160,226)
Net increase (decrease) from capital share transactions	63,906	133,829

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora	Ancora
	Equity Fund	Equity Fund
	Year Ended	Year Ended
	12/31/08	12/31/07

Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$111,035	$11,098
Net realized gain (loss) on investment securities	258,839	1,254,516
Net realized gain (loss) on affiliated investment securities	-	-
Capital gain distributions from investment companies	24,134	88,435
Change in net unrealized appreciation (depreciation)	(5,690,579)	113,064
Net increase (decrease) in net assets resulting from operations	(5,296,571)	1,467,113

Distributions
From net investment income, Class C	(62,790)	-
From net investment income, Class D	(49,388)	(20,629)
From short-term capital gains, Class C	(90,808)	(54,456)
From short-term capital gains, Class D	(40,900)	(24,341)
From long-term capital gains, Class C	(484,144)	(668,794)
From long-term capital gains, Class D	(218,057)	(298,944)
From return of capital, Class C	-	-
From return of capital, Class D	-	-
Total distributions	(946,087)	(1,067,164)

Capital Share Transactions - Class C
Proceeds from sale of shares	426,440	3,296,026
Shares issued in reinvestment of dividends	361,442	400,410
Shares redeemed	(909,598)	(3,552,753)
	(121,716)	143,683
Capital Share Transactions - Class D
Proceeds from sale of shares	254,988	856,655
Shares issued in reinvestment of dividends	202,463	232,040
Shares redeemed	(400,334)	(2,478,662)
	(57,117)	(1,389,967)
Net increase (decrease) in net assets resulting from capital share transactions	(64,599)	(1,246,284)

Total increase (decrease) in net assets	(6,307,257)	(846,335)

Net Assets
Beginning of period	$15,566,201	$16,412,536
End of period	$9,258,944	$15,566,201
Accumulated undistributed net investment income	$11,053	-

Capital Share Transactions - C Shares
Shares sold	37,930	270,656
Shares issued in reinvestment of distributions	52,998	32,369
Shares repurchased	(90,691)	(290,383)
Net increase (decrease) from capital share transactions	237	12,642

Capital Share Transactions - D Shares
Shares sold	22,575	69,125
Shares issued in reinvestment of distributions	29,216	18,445
Shares repurchased	(35,092)	(193,831)
Net increase (decrease) from capital share transactions	16,699	(106,261)

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

 STATEMENTS OF CHANGES IN NET ASSETS - (continued)

Ancora
MicroCap Fund
Period Ended
12/31/08 (a)

Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	($21,054)
Net realized gain (loss) on investment securities	(139,661)
Net realized gain (loss) on affiliated investment securities	-
Capital gain distributions from investment companies	-
Change in net unrealized appreciation (depreciation)	(696,347)
Net increase (decrease) in net assets resulting from operations	(857,062)

Distributions
From net investment income, Class C	-
From net investment income, Class D	-
From short-term capital gains, Class C	-
From short-term capital gains, Class D	-
From long-term capital gains, Class C	-
From long-term capital gains, Class D	-
From return of capital, Class C	-
From return of capital, Class D	-
Total distributions	-

Capital Share Transactions - Class C
Proceeds from sale of shares	986,525
Shares issued in reinvestment of dividends	-
Shares redeemed	(6,000)
980,525
Capital Share Transactions - Class D
Proceeds from sale of shares	1,877,630
Shares issued in reinvestment of dividends	-
Shares redeemed	(23,312)
1,854,318
Net increase (decrease) in net assets resulting from capital share transactions	2,834,843

Total increase (decreases) in net assets	1,977,781

Net Assets
Beginning of period	-
End of period	$1,977,781
Accumulated undistributed net investment income	-

Capital Share Transactions - C Shares
Shares sold	102,757
Shares issued in reinvestment of distributions	-
Shares repurchased	(813)
Net increase (decrease) from capital share transactions	101,944

Capital Share Transactions - D Shares
Shares sold	227,356
Shares issued in reinvestment of distributions	-
Shares repurchased	(3,516)
Net increase (decrease) from capital share transactions	223,840

*See accompanying notes which are an integral part of the financial statements.

(a) For period September 2, 2008 (commencement of operations) through December 31, 2008.

FINANCIAL REVIEW

STATEMENTS OF CHANGES IN NET ASSETS - (continued)

	Ancora Special	Ancora Special
	Opportunity Fund	Opportunity Fund
	Year Ended	Year Ended
	12/31/08	12/31/07

Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$64,210	($71,043)
Net realized gain (loss) on investment securities	(1,688,085)	1,159,573
Net realized gain (loss) on affiliated investment securities	(618,129)	2,002
Capital gain distributions from investment companies	2,203	60,437
Change in net unrealized appreciation (depreciation)	(2,125,094)	(1,783,659)
Net increase (decrease) in net assets resulting from operations	(4,364,895)	(632,690)

Distributions
From net investment income, Class C	(30,630)	-
From net investment income, Class D	(30,458)	-
From short-term capital gains, Class C	(7,265)	(330,089)
From short-term capital gains, Class D	(4,873)	(218,593)
From long-term capital gains, Class C	-	(437,648)
From long-term capital gains, Class D	-	(289,821)
From return of capital, Class C	-	-
From return of capital, Class D	-	-
Total distributions	(73,226)	(1,276,151)

Capital Share Transactions - Class C
Proceeds from sale of shares	415,677	851,540
Shares issued in reinvestment of dividends	14,203	281,711
Shares redeemed	(702,427)	(1,615,699)
	(272,547)	(482,448)
Capital Share Transactions - Class D
Proceeds from sale of shares	301,128	1,064,975
Shares issued in reinvestment of dividends	22,517	315,437
Shares redeemed	(535,356)	(2,802,320)
	(211,711)	(1,421,908)

Net increase (decrease) in net assets resulting from capital share transactions	(484,258)	(1,904,356)

Total increase (decrease) in net assets	(4,922,379)	(3,813,197)

Net Assets
Beginning of period	$9,661,372	$13,474,569
End of period	$4,738,993	$9,661,372
Accumulated undistributed net investment income	$3,143	-

Capital Share Transactions - C Shares
Shares sold	99,125	156,105
Shares issued in reinvestment of distributions	6,341	60,453
Shares repurchased	(237,054)	(299,416)
Net increase (decrease) from capital share transactions	(131,588)	(82,858)

Capital Share Transactions - D Shares
Shares sold	86,589	191,045
Shares issued in reinvestment of distributions	9,833	66,129
Shares repurchased	(144,559)	(498,953)
Net increase (decrease) from capital share transactions	(48,137)	(241,779)

*See accompanying notes which are an integral part of the financial statements.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
CLASS C SHARES	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04(a)

Selected Per Share Data
Net asset value, beginning of period	$8.77	$9.72	$9.48	$9.97	$10.00

Income from investment operations
Net investment income (loss)	0.50 (e)	0.53 (e)	0.51(e)	0.53(e)	0.50
Net realized and unrealized gain (loss)	(1.39)	(0.93)	0.28	(0.47)	(0.03)
Total from investment operations	(0.89)	(0.40)	0.79	0.06	0.47

Less Distributions to shareholders:
From net investment income	(0.50)	(0.53)	(0.51)	(0.52)	(0.50)
From net realized gain	-	-	-	-	-
From return of capital	(0.05)	(0.02)	(0.04)	(0.03)	-
Total distributions	(0.55)	(0.55)	(0.55)	(0.55)	(0.50)

Net asset value, end of period	$7.33	$8.77	$9.72	$9.48	$9.97

Total Return (c)	(10.52)%	(4.34)%	8.60%	0.60%	4.89% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$10,135	$11,124	$11,399	$11,043	$7,585
Ratio of expenses to average net assets (f)	2.00%	2.00%	2.00%	2.00%	2.00% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.01%	2.00%	2.04%	2.19%	2.51% (d)
Ratio of net investment income (loss) to
average net assets (f) (g)	6.06%	5.62%	5.30%	5.38%	5.54% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	6.05%	5.62%	5.26%	5.17%	5.03% (d)
Portfolio turnover rate	48.36%	60.85%	39.89%	87.08%	84.62%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Equity Fund	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
CLASS C SHARES	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04(a)

Selected Per Share Data
Net asset value, beginning of period	$12.17	$11.95	$10.94	$11.25	$10.00

Income from investment operations
Net investment income (loss)	0.07 (e)	(0.01) (e)	(0.03)(e)	(0.12)(e)	(0.13)
Net realized and unrealized gain (loss)	(4.33)	1.07	1.40	0.35	1.38
Total from investment operations	(4.26)	1.06	1.37	0.23	1.25

Less Distributions to shareholders:
From net investment income	(0.08)	-	-	-	-
From net realized gain	(0.69)	(0.84)	(0.27)	(0.54)	-
From return of capital	-	-	(0.09)	-	-
Total distributions	(0.77)	(0.84)	(0.36)	(0.54)	-

Net asset value, end of period	$7.14	$12.17	$11.95	$10.94	$11.25

Total Return (c)	(34.75)%	8.80%	12.49%	1.98%	12.50% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$6,322	$10,766	$10,420	$8,823	$6,415
Ratio of expenses to average net assets (f)	2.36%	2.28%	2.30%	2.53%	2.92% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.36%	2.28%	2.30%	2.53%	2.92% (d)
Ratio of net investment income (loss) to
average net assets (f) (g)	0.69%	(0.10)%	(0.26)%	(1.06)%	(1.77)% (d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	0.69%	(0.10)%	(0.26)%	(1.06)%	(1.77)% (d)
Portfolio turnover rate	81.84%	56.21%	67.09%	58.79%	45.33%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund	Period Ended
CLASS C SHARES	12/31/08 (a)

Selected Per Share Data
Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss) (e)	(0.09)
Net realized and unrealized gain (loss)	(3.85)
Total from investment operations	(3.94)

Less Distributions to shareholders:
From net realized gain	-
Total distributions	-

Net asset value, end of period	$6.06

Total Return (c)	(39.40)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)	$618
Ratio of expenses to average net assets	5.59%(d)
Ratio of expenses to average net assets
before waiver & reimbursement	5.92%(d)
Ratio of net investment income (loss) to
average net assets	(4.03)%(d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(4.37)%(d)
Portfolio turnover rate	21.04%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period September 2, 2008 (commencement of operations) through December 31, 2008.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
CLASS C SHARES	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04(a)

Selected Per Share Data
Net asset value, beginning of period	$4.45	$5.40	$5.33	$5.82	$5.00

Income from investment operations
Net investment income (loss)	0.02 (e)	(0.04)(e)	(0.02)(e)	(0.07)(e)	(0.04)
Net realized and unrealized gain (loss)	(2.05)	(0.28)	0.26	0.09	0.98
Total from investment operations	(2.03)	(0.32)	0.24	0.02	0.94

Less Distributions to shareholders:
From net investment income	(0.03)	-	-	-	-
From net realized gain	(0.01)	(0.63)	(0.01)	(0.51)	(0.12)
From return of capital	-	-	(0.16)	-	-
Total distributions	(0.04)	(0.63)	(0.17)	(0.51)	(0.12)

Net asset value, end of period	$2.38	$4.45	$5.40	$5.33	$5.82

Total Return (c)	(45.77)%	(6.49)%	4.52%	0.47%	18.73% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$2,738	$5,703	$7,376	$5,927	$3,925
Ratio of expenses to average net assets (f)	2.65%	2.47%	2.38%	2.64%	3.16%(d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.65%	2.47%	2.38%	2.64%	3.16%(d)
Ratio of net investment income (loss) to
average net assets (f) (g)	0.67%	(0.77)%	(0.43)%	(1.30)%	(1.07)%(d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	0.67%	(0.77)%	(0.43)%	(1.30)%	(1.07)%(d)
Portfolio turnover rate	211.26%	133.31%	22.18%	156.99%	110.48%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Income Fund	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
CLASS D SHARES	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04(a)

Selected Per Share Data
Net asset value, beginning of period	$8.81	$9.76	$9.52	$9.99	$10.00

Income from investment operations
Net investment income (loss)	0.53 (e)	0.56 (e)	0.53(e)	0.55(e)	0.51
Net realized and unrealized gain (loss)	(1.40)	(0.94)	0.29	(0.47)	(0.02)
Total from investment operations	(0.87)	(0.38)	0.82	0.08	0.49

Less Distributions to shareholders:
From net investment income	(0.53)	(0.56)	(0.53)	(0.54)	(0.50)
From net realized gain	-	-	-	-	-
From return of capital	(0.05)	(0.01)	(0.05)	(0.01)	-
Total distributions	(0.58)	(0.57)	(0.58)	(0.55)	(0.50)

Net asset value, end of period	$7.36	$8.81	$9.76	$9.52	$9.99

Total Return (c)	(10.29)%	(4.07)%	8.87%	0.80%	5.10%(b)

Ratios and Supplemental Data
Net assets, end of period (000)	$6,113	$6,753	$6,173	$5,043	$3,322
Ratio of expenses to average net assets (f)	1.75%	1.75%	1.75%	1.75%	1.75%(d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	1.76%	1.75%	1.79%	1.96%	2.26%(d)
Ratio of net investment income (loss) to
average net assets (f) (g)	6.33%	5.89%	5.57%	5.59%	5.88%(d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	6.32%	5.89%	5.53%	5.44%	5.37%(d)
Portfolio turnover rate	48.36%	60.85%	39.89%	87.08%	84.62%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Equity Fund	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
CLASS D SHARES	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04(a)

Selected Per Share Data
Net asset value, beginning of period	$12.37	$12.12	$11.04	$11.30	$10.00

Income from investment operations
Net investment income (loss)	0.13(e)	0.05 (e)	0.02(e)	(0.03)(e)	(0.12)
Net realized and unrealized gain (loss)	(4.42)	1.09	1.42	0.31	1.42
Total from investment operations	(4.29)	1.14	1.44	0.28	1.30

Less Distributions to shareholders:
From net investment income	(0.13)	(0.05)	-	-	-
From net realized gain	(0.69)	(0.84	(0.27)	(0.54)	-
From return of capital	-	-	(0.09)	-	-
Total distributions	(0.82)	(0.89)	(0.36)	(0.54)	-

Net asset value, end of period	$7.26	$12.37	$12.12	$11.04	$11.30

Total Return (c)	(34.36)%	9.35%	13.01%	2.46%	13.00%(b)

Ratios and Supplemental Data
Net assets, end of period (000)	$2,937	$4,800	$5,993	$6,170	$2,487
Ratio of expenses to average net assets (f)	1.86%	1.78%	1.80%	2.10%	2.43% (d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	1.86%	1.78%	1.80%	2.10%	2.43%(d)
Ratio of net investment income (loss) to
average net assets (f) (g)	1.19%	0.39%	0.20%	(0.57)%	(1.35)%(d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	1.19%	0.39%	0.20%	(0.57)%	(1.35)%(d)
Portfolio turnover rate	81.84%	56.21%	67.09%	58.79%	45.33%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora MicroCap Fund	Period Ended
CLASS D SHARES	12/31/08 (a)

Selected Per Share Data
Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss) (e)	(0.08)
Net realized and unrealized gain (loss)	(3.85)
Total from investment operations	(3.93)

Less Distributions to shareholders:
From net realized gain	-
Total distributions	-

Net asset value, end of period	$6.07

Total Return (c)	(39.30)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)	$1,360
Ratio of expenses to average net assets	5.28% (d)
Ratio of expenses to average net assets
before waiver & reimbursement	5.68%(d)
Ratio of net investment income (loss) to
average net assets	(3.67)%(d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement	(4.08)%(d)
Portfolio turnover rate	21.04%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period September 2, 2008 (commencement of operations) through December 31, 2008.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

FINANCIAL REVIEW

FINANCIAL HIGHLIGHTS FOR A FUND SHARE OUTSTANDING – throughout the period

Ancora Special Opportunity Fund	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
CLASS D SHARES	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04(a)

Selected Per Share Data
Net asset value, beginning of period	$4.55	$5.49	$5.38	$5.85	$5.00

Income from investment operations
Net investment income (loss)	0.04 (e)	(0.02) (e)	0.01(e)	(0.04)(e)	(0.03)
Net realized and unrealized gain (loss)	(2.10)	(0.29)	0.27	0.08	1.00
Total from investment operations	(2.06)	(0.31)	0.28	0.04	0.97

Less Distributions to shareholders:
From investment income	(0.04)	-	-	-	-
From net realized gain	(0.01)	(0.63)	(0.01)	(0.51)	(0.12)
From return of capital	-	-	(0.16)	-	-
Total distributions	(0.05)	(0.63)	(0.17)	(0.51)	(0.12)

Net asset value, end of period	$2.44	$4.55	$5.49	$5.38	$5.85

Total Return (c)	(45.35)%	(6.21)%	5.23%	0.79%	19.33% (b)

Ratios and Supplemental Data
Net assets, end of period (000)	$2,001	$3,959	$6,098	$7,170	$3,284
Ratio of expenses to average net assets (f)	2.15%	1.97%	1.88%	2.18%	2.67%(d)
Ratio of expenses to average net assets
before waiver & reimbursement (f)	2.15%	1.97%	1.88%	2.18%	2.67%(d)
Ratio of net investment income (loss) to
average net assets (f) (g)	0.98%	(0.31)%	0.19%	(0.81)%	(0.76)%(d)
Ratio of net investment income (loss) to
average net assets before waiver & reimbursement (f) (g)	0.98%	(0.31)%	0.19%	(0.81)%	(0.76)%(d)
Portfolio turnover rate	211.26%	133.31%	22.18%	156.99%	110.48%

*See accompanying notes which are an integral part of the financial statements.

(a)

For the period January 5, 2004 (commencement of operations) through December 31, 2004.

(b)

Not annualized.

(c)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)

Annualized.

(e)

Net investment income (loss) per share is based on average shares outstanding.

(f)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.

(g)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL REVIEW

Ancora Trust

Notes to the Financial Statements

December 31, 2008

NOTE 1. ORGANIZATION

Ancora Income Fund (the “Income Fund”), Ancora Equity Fund (the “Equity Fund”), Ancora MicroCap Fund (“MicroCap Fund”), Ancora Special Opportunity Fund (the “Special Opportunity Fund”), (each, a “Fund” and collectively, the “Funds”) are each a separate series of Ancora Trust (the “Trust”), an Ohio business trust under a Declaration of Trust dated August 20, 2003.  The Trust’s Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest representing interests in separate funds of securities, and it permits the Trust to offer separate classes of each such series.  The Income Fund’s investment objective is to obtain a high level of income, with a secondary objective of capital appreciation.  The Equity Fund’s investment objective is obtaining a high total return, a combination of income and capital appreciation in the value of its shares.  The MicroCap Fund’s investment objective is to obtain capital appreciation.  The Special Opportunity Fund’s investment objective is obtaining a high total return.  Each Fund is an “open-end” management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Each Fund is a “diversified” company as defined in the 1940 Act.  The Board of Trustees (the “Board”) of the Trust has authorized that shares of the Funds may be offered in two classes: Class C and Class D.  Class C and Class D shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class.  Class C shares are a no-load share class. Class D shares are offered continuously at net asset value. Each class is subject to a different distribution and shareholder service fee. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets.  The investment advisor of the Funds is Ancora Advisors LLC (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees (the “Board”) to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (“FAS 157”), effective January 1, 2008.  In accordance with FAS 157 fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumption, that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund.  Unobservable inputs are inputs that reflect the funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments relating to FAS 157.  These inputs are summarized in three broad levels listed below

FINANCIAL REVIEW

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's assets carried at fair value:

Ancora Income Fund                                            Investments                  Other Financial

Valuation Inputs:                                                        In Securities                     Instruments*

Level 1 – Quoted Prices                                           $15,928,762                      $             -

Level 2 – Significant Other Observable Inputs                        -                                    -

Level 3 – Significant Unobservable Inputs                              -                                       -

Total                                                                           $15,928,762                       $            -

Ancora Equity Fund                                             Investments                  Other Financial

Valuation Inputs:                                                        In Securities                    Instruments*

Level 1 – Quoted Prices                                            $9,187,380                      $              -

Level 2 – Significant Other Observable Inputs                        -                                    -

Level 3 – Significant Unobservable Inputs                              -                                       -

Total                                                                            $9,187,380                      $              -

Ancora MicroCap Fund                                        Investments                  Other Financial

Valuation Inputs:                                                       In Securities                     Instruments*

Level 1 – Quoted Prices                                           $2,002,616                        $             -

Level 2 – Significant Other Observable Inputs                       -                                     -

Level 3 – Significant Unobservable Inputs                             -                                        -

Total                                                                           $2,002,616                        $             -

Ancora Special Opportunity Fund                        Investments                  Other Financial

Valuation Inputs:                                                      In Securities                     Instruments*

Level 1 – Quoted Prices                                           $4,523,427                        $            -

Level 2 – Significant Other Observable Inputs                      -                                     -

Level 3 – Significant Unobservable Inputs                            -                                        -

Total                                                                           $4,523,427                        $            -

*Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds did not hold any Level 3 securities during the period.

Use Of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes - The Funds’ policy is to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute all their taxable income to their shareholders.  Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2008, the Funds’ did not have a liability for any unrecognized tax benefits.  The Funds’ recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the year, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2005.

53

FINANCIAL REVIEW

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  As a controlling member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Equity Fund, Special Opportunity Fund and Homeland Security Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  For the year ended December 31, 2007, the Advisor earned fees of $183,246 from the Income Fund, $167,156 from the Equity Fund, $124,124 from the Special Opportunity Fund, and $31,819 from the Homeland Security Fund.  At December 31, 2007, payables to the Advisor were $15,357, $14,011, $8,798, and $2,573 for the Income Fund, Equity Fund, Special Opportunity Fund, and Homeland Security Fund, respectively.  The Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.75% for Class D shares.  These waivers may be discontinued at any time. The Advisor has voluntarily agreed to waive its fee and/or reimburse the Equity Fund, Special Opportunity, and Homeland Security Fund in an amount, if any, by which each of the Fund’s total annual operating expenses exceed 5% of the average net assets of such fund. No waivers occurred for the year ended December 31, 2007.

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers (including Ancora Securities Inc.) and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay service fees pursuant to agreements with dealers (including Ancora Securities Inc.) or other servicers.  Richard A. Barone, Chairman of the Trust and controlling shareholder of Ancora Capital, Inc., the parent company of Ancora Securities Inc., has an indirect financial interest in the operation of the Plan.

For the year ended December 31, 2007 the fees paid were as follows:

FINANCIAL REVIEW

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Distributions To Shareholders – The Income Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis.  The Equity Fund, MicroCap Fund, and Special Opportunity Fund intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on at least an annual basis.  Distributions to shareholders are recorded on the ex-dividend date.  All the Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused by differences in the timing and recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, the results of operations, or net asset value per share of a Fund.

At December 31, 2008, the following reclassifications were made.  The Income Fund had a reclassification of $107,572 from distributions in excess of net investment income to paid in capital.  The Equity Fund had a reclassification of $29,583 from net capital gains to net investment income.  The Special Opportunity Fund had a reclassification of $21 from net capital gains to net investment income.  The MicroCap Fund had a reclassification of $21,054 of net investment loss to paid in capital.

Other - The Funds follow industry practice and record security transactions based on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Funds’ relative net assets or other appropriate basis as determined by the Board.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Ancora Advisors LLC to manage the Funds’ investments.  As a controlling member of the Advisor, Richard A. Barone, Chairman of the Trust, is regarded to control the Advisor for purposes of the 1940 Act.  Under the terms of the Investment Advisory Agreement, (the “Agreement”), the Advisor manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board.  The Advisor makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions.  As compensation for management services, the Income Fund, Equity Fund, MicroCap Fund, and Special Opportunity Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of each Fund.  For the year ended December 31, 2008, the Advisor earned fees of $178,828 from the Income Fund, $131,115 from the Equity Fund, $5,522 from the MicroCap Fund, and $81,314 from the Special Opportunity Fund.  At December 31, 2008, payables to the Advisor were $12,358, $7,976, $950, and $3,965 for the Income Fund, Equity Fund, MicroCap Fund, and Special Opportunity Fund, respectively.  The Advisor has voluntarily agreed to waive management fees, to the extent of management fees, in order to limit total annual operating expenses for the Income Fund to 2.00% for Class C shares and 1.75% for Class D shares.  These waivers may be discontinued at any time. The Advisor has voluntarily agreed to waive its fee and/or reimburse the Equity Fund, the MicroCap Fund, and the Special Opportunity Fund in an amount, if any, by which each of the Fund’s total annual operating expenses exceed 5% of the average net assets of such fund. The Advisor voluntary agreed to waive the MicroCap Fund’s advisory fee for the period November 19, 2008 through December 31, 2008.  The Advisor waived fees of $1,864 for the Income Fund and $2,077 for the MicroCap Fund for the year ended December 31, 2008.

FINANCIAL REVIEW

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Funds have adopted a Distribution and Shareholder Servicing Plan (each such plan, a “Distribution Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized.  The principal activities for which payments will be made include (i) compensation of securities dealers (including Ancora Securities Inc.) and others for distribution services and (ii) advertising.  In addition, each of the Funds shall pay service fees pursuant to agreements with dealers (including Ancora Securities Inc.) or other servicers.  Richard A. Barone, Chairman of the Trust and controlling shareholder of Ancora Capital, Inc., the parent company of Ancora Securities Inc., has an indirect financial interest in the operation of the Plan.

For the year ended December 31, 2008 the fees paid were as follows:

			Amount payable at
Fund	Annual Rate	Fees Earned	December 31, 2008

Income Fund
Class C	0.50%	$ 55,783
Class D	0.25%	16,815
		$ 72,598	$ 5,451
Equity Fund
Class C	0.75%	$ 67,182
Class D	0.25%	10,099
		$ 77,281	$ 5,438
MicroCap Fund
Class C	0.75%	$ 1,581
Class D	0.25%	833
		$ 2,414	$ 580
Special Opportunity Fund
Class C	0.75%	$ 36,668
Class D	0.25%	8,093
		$ 44,761	$ 3,015

The Funds have entered into an Administration Agreement with Ancora Capital, Inc. Pursuant to the Administration Agreement, each of the Funds will pay an administration fee equal to 0.10% of average net assets of each Fund monthly.  Under the Administration Agreement, Ancora Capital, Inc. will assist in maintaining office facilities, furnish clerical services, prepare and file documents with the Securities and Exchange Commission, coordinate the filing of tax returns, assist with the preparation of the Funds’ Annual and Semi-Annual Reports to shareholders, monitor the Funds’ expense accruals and pay all expenses, monitor the Funds’ sub-chapter M status, maintain the Funds’ fidelity bond, monitor each Funds’ compliance with such Funds’ policies and limitations as set forth in the Prospectus and Statement of Additional Information and generally assist in the Funds’ operations.  For the year ended December 31, 2008, Ancora Capital Inc. earned $17,833 from the Income Fund, $13,112 from the Equity Fund, $544 from the MicroCap Fund, and $8,131 from the Special Opportunity Fund.  As of December 31, 2008, Ancora Capital Inc. was owed $1,292, $798, $294, and $396 by the Income Fund, Equity Fund, MicroCap Fund, and Special Opportunity Fund, respectively, for administrative services.

The Funds’ Board of Trustees has determined that any portfolio transaction for any of the Funds may be effected through Ancora Securities Inc., if, in the Advisor’s judgment, the use of Ancora Securities Inc. is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, Ancora Securities Inc. charges each Fund a commission rate consistent with those charged by Ancora Securities Inc. to comparable unaffiliated customers in similar transactions.  For the year ended December 31, 2008, Ancora Securities Inc. received commissions on security transactions of $28,983 for the Income Fund, $22,585 for the Equity Fund, $8,147 for MicroCap Fund, and $64,279 for the Special Opportunity Fund.

Effective December 31, 2008, the Trust retains Ancora Securities, Inc. (the “Distributor”), to act as the principal distributor of its shares.  The Distributor is an affiliate of the Advisor and serves without compensation other than fees paid to Ancora Securities under the 12b-1 Plan.

FINANCIAL REVIEW

NOTE 4. INVESTMENTS

For the year ended December 31, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

				Special
	Income	Equity	MicroCap	Opportunity
	Fund	Fund	Fund	Fund
Purchases
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	9,497,293	10,174,361	2,827,034	15,238,997

Sales
U.S. Government Obligations	$ -	$ -	$ -	$ -
Other	8,111,686	11,055,065	328,915	14,074,280

At December 31, 2008, the costs of securities for federal income tax purposes were $19,538,883, $12,776,194 $2,819,663, and $8,269,962 for the Income Fund, Equity Fund, MicroCap Fund, and Special Opportunity Fund respectively.

As of December 31, 2008, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Income Fund	Equity Fund	MicroCap Fund	Special Opportunity Fund
Gross Appreciation	$98,985	$ 293,568	$ 80,755	$ 169,379
Gross (Depreciation)	(3,709,106)	(3,882,382)	(897,802)	(3,915,914)

Net App. (Dep.) on Investments	($3,610,121)	($3,588,814)	($817,047)	($3,746,535)

NOTE 5. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2008 Pershing & Company owned, for the benefit of its customers, the following percentages of the outstanding shares:

Income Fund Class C	91.76%
Income Fund Class D	98.03%
Equity Fund Class C	95.89%
Equity Fund Class D	97.09%
MicroCap Fund Class C	95.10%
MicroCap Fund Class D	100.00%
Special Opportunity Fund Class C	95.71%
Special Opportunity Fund Class D	98.41%

FINANCIAL REVIEW

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2008 is as follows:

	Income	Income	Equity	Equity
	Fund	Fund	Fund	Fund
	Class C	Class D	Class C	Class D
Ordinary income	$ 676,304	$ 426,034	$ 62,790	$ 49,388
Short-term capital gain	-	-	90,808	40,900
Long-term capital gain	-	-	484,144	218,057
Return of Capital	66,044	41,528	-	-
	$ 742,348	$ 467,562	$ 637,742	$ 308,345

			Special	Special
	MicroCap	MicroCap	Opportunity	Opportunity
	Fund	Fund	Fund	Fund
	Class C	Class D	Class C	Class D
Ordinary income	$ -	$ -	$ 30,630	$ 30,458
Short-term capital gain	-	-	7,265	4,873
Long-term capital gain	-	-	-	-
Return of Capital	-	-	-	-
	$ -	$ -	$ 37,895	$ 35,331

The tax character of distributions paid during the year ended December 31, 2007 is as follows:

	Income	Income	Equity	Equity
	Fund	Fund	Fund	Fund
	Class C	Class D	Class C	Class D
Ordinary income	$ 652,723	$ 394,994	$ -	$ 20,629
Short-term capital gain	-	-	54,456	24,341
Long-term capital gain	-	-	668,794	298,944
Return of Capital	25,412	16,921	-	-
	$ 678,135	$ 411,915	$ 723,250	$ 343,914

	Special	Special
	Opportunity	Opportunity
	Fund	Fund
	Class C	Class D
Ordinary income	$ -	$ -
Short-term capital gain	330,089	218,593
Long-term capital gain	437,648	289,821
Return of Capital	-	-
	$ 767,737	$ 508,414

FINANCIAL REVIEW

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS - continued

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

				Special
	Income	Equity	MicroCap	Opportunity
	Fund	Fund	Fund	Fund
Accumulated undistributed ordinary income	$ -	$ 28,440	$ -	$ 3,143
Accumulated undistributed
capital gains / (capital loss carryforward)	(1,367,375)	80	(18,961)	(1,693,167)
Unrealized appreciation (depreciation)	(3,610,121)	(3,588,814)	(817,047)	(3,746,535)
	$(4,977,496)	$ (3,560,294)	$ (836,008)	$ (5,436,559)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of post-October losses and losses on wash sales.  The Income Fund has elected to defer post-October losses of $524,603, the Equity Fund has elected to defer $205,071 of post-October losses, the MicroCap Fund has elected to defer $101,040 at post-October losses, and the Special Opportunity Fund has elected to defer post-October losses of $630,138.

On January 28, 2009, the Ancora Income Fund paid an income distribution of $.05 per share amounting to $68,008 for Class C shares and $.0525 per share amounting to $43,556 for Class D.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At December 31, 2008, the Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains through the indicated expiration dates.

	December 31,	December 31,	December 31,	December 31,
	2012	2014	2015	2016	Total
Income Fund	$ 62,995	$ 316,587	$ 97,377	$ 890,416	$ 1,367,375
MicroCap Fund				$ 18,961	$ 18,961
Special Opportunity Fund				$ 1,693,167	$ 1,693,167

FINANCIAL REVIEW

APPROVAL OF NEW MANAGEMENT AGREEMENT - (UNAUDITED)

At a meeting on August 13, 2008, the Board of Trustees approved a new Management Agreement with Ancora Advisors LLC.  The new Management Agreement was virtually identical to the old Management Agreement.

The Board considered the fairness and reasonableness of the terms of the Management Agreement with respect to each Fund. The Board considered the factors discussed below, among others. No single factor determined whether the Board approved the Management Agreement; rather, the Board made its decision based on a totality of the circumstances.

Nature, Extent and Quality of Services

The Board concluded that the Advisor has a high level of expertise in managing assets of the type held by the Funds and that the services provided by the Advisor to the Funds are of high quality.  The Board also considered that the Advisor has recently hired additional research personnel.

With respect to Ancora Income Fund, the Board considered that the Fund is actively managed compared to other income funds. The Board also noted that the Advisor seeks to obtain better results than a typical income fund might expect by diligently seeking out convertible securities that become available at a price lower than their underlying value. With respect to Ancora Equity Fund and Ancora Special Opportunity Fund, the Board considered that both Funds are actively managed.  With respect to the new MicroCap Fund, the Board noted that the Advisor has considerable experience and a very positive reputation with respect to investing in microcap stocks.

Comparisons

The Board also reviewed information regarding management fees charged by advisers to other smaller funds. This chart showed that the 1.0% management fee charged to the Funds is below the median fee paid by other comparably sized funds. In light of these comparisons, the Board concluded that the terms of the Management Agreement are fair and reasonable. The Board also noted that the Advisor does not benefit from any “soft dollar” or similar arrangements with respect to the Funds.

Investment Performance

The Board also reviewed the recent investment performance of the Funds.  Generally, for the year 2007, the Funds performed close to or above the comparable indexes. Overall, the Board determined that the performance of the Funds has been satisfactory.

Cost and Profitability

The Board also considered the profitability of the Management Agreement to the Advisor and to Ancora Securities, Inc., an affiliate of the Advisor. The Board noted that the Funds are not expected to have substantial assets for some time, and, therefore, it is not anticipated that the Management Agreement will be particularly profitable to the Advisor. The Board reviewed cost data showing that the profits made by the Adviser and its affiliates in respect of their activities on behalf of the Funds were quite modest. The Board noted that at this time the Advisor’s compensation is not high relative to the experience of the Advisor and the nature and quality of the services performed by the Advisor.

With respect to Ancora Securities, Inc., the Board considered the reasonableness of brokerage commissions paid. The Board determined that the commissions paid to Ancora Securities, Inc. are reasonable relative to the market rates. Moreover, the volume of such commissions was not significant.

Economies of Scale

The Board noted that at this time, the fee structure does not account for the benefit of economies of scale because the Funds have insufficient assets for economies of scale to be realized. Currently, the fee structure provides for a flat percentage rate. Once assets under management grow to substantially higher levels, economies of scale may begin to take effect and benefit the Advisor. At such future time, it may be appropriate for the Board to review the fee structure to determine whether the management fees as a percent of assets under management might be reduced. The Board noted that any such discussion was premature at this time since assets would have to grow substantially above current levels before economies of scale would be realized for the Advisor

FINANCIAL REVIEW

APPROVAL OF NEW MANAGEMENT AGREEMENT – (UNAUDITED) - (continued)

Other Factors

The Board also noted that the Management Agreement is terminable by either party on 60 days notice. The Board noted that, pursuant to the requirements of the 1940 Act, it would regularly review the terms of the Management Agreement in light of changing conditions and seek to amend or terminate the Management Agreement as necessary.

After its consideration of the above, the Board concluded that the terms of the Management Agreement continued to be fair and reasonable and in the best interests of each Fund and its respective shareholders.

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 626-2672 to request a copy of the SAI or to make shareholder inquiries.

PORTFOLIO HOLDINGS DISCLOSURE POLICY (Unaudited)

The Funds disclose their portfolio holdings in the following manner: (i) the funds file complete schedules of portfolio holdings with the Commission for the first and third quarter each year on Form N-Q; (ii) the Funds’ form N-Q are available on the Commission website at http:www.sec.gov and in annual and semi-annual reports to shareholders’ (iii) the Funds’ Form N-Q may be reviewed and copied at the Commission Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; (iv) on the Funds’ internet site www.ancorafunds.com approximately 10 days after the end of each fiscal quarter, which information is current as of the end of such fiscal quarter’ and (v) is available upon request by contacting the Funds in writing or by phone.

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the twelve month period ended December 31, 2008, is available without charge upon request by (1) calling the Funds at (866) 626-2672; and (2) from Funds’ documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

FUND EXPENSES

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year from January 1, 2008 to December 31, 2008 except the dates of September 2, 2008 to December 31, 2008 for the Ancora MicroCap Fund.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ancora Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	07/01/08	12/31/08	07/01/08 to 12/31/08
Actual
Class C	$1,000.00	$894.78	$9.53
Class D	$1,000.00	$890.56	$8.32
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,015.08	$10.13
Class D	$1,000.00	$1,016.34	$8.87

* Expenses are equal to the Class C and D fund shares’ annualized expense ratio of 2.00% and 1.75% respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

FUND EXPENSES

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED) - (continued)

Ancora Equity Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	07/01/08	12/31/08	07/01/08 to 12/31/08
Actual
Class C	$1,000.00	$652.48	$9.80
Class D	$1,000.00	$656.43	$9.42
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,013.27	$11.94
Class D	$1,000.00	$1,015.79	$9.42

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 2.36% and 1.86% respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Ancora MicroCap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	07/01/08	12/31/08	07/01/08 to 12/31/08
Actual
Class C	$1,000.00	$606.00	$44.89
Class D	$1,000.00	$607.00	$42.42
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$994.10	$55.74
Class D	$1,000.00	$997.20	$52.73

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 5.59% and 5.28% respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Ancora Special Opportunity	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
Fund	07/01/08	12/31/08	07/01/08 to 12/31/08
Actual
Class C	$1,000.00	$542.30	$10.27
Class D	$1,000.00	$546.45	$8.36
Hypothetical (5% Annual Return before expenses)
Class C	$1,000.00	$1,011.81	$13.40
Class D	$1,000.00	$1,014.33	$10.89

* Expenses are equal to the Class C and Class D fund shares’ annualized expense ratio of 2.65% and 2.15% respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

The Board of Trustees is responsible for managing the Funds’ business affairs and for exercising each Fund’s powers except those reserved for the shareholders. The day-to-day operations of the Funds are conducted by its officers. The following table provides biographical information with respect to each current Trustee and officer of the Funds.

Name, Address and Age	Position(s) Held with the Fund	Term of Office (2) and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships
Independent Directors:
Raj Aggarwal College of Business Administration	Trustee	Since November 15, 2003	Dean of the College of Business Administration and Frank C. Sullivan Professor of International Business and Finance at University of Akron from 2006 to present. Firestone Chair and Professor of Finance at Kent State University from 1999 to the 2006; Mellon Chair in and Professor of Finance at John Carroll University from 1987 to 1999.	4	None.
University of Akron
Akron, OH 44325
61
Donald Lerner	Trustee	Since	Consultant to the marking device industry and private investor. Owner of Ace Rubber Company (marking devices) until 1999.	4	None.
200 North Folk Dr., Bentleyville, OH 44022		November 15, 2003
73
Anne Peterson Ogan 115 West Juniper Lane, Moreland Hills, OH 44022,	Trustee	Since November 15, 2003	President of The Proper Analysis Corp. (investment management firm) from 1993 to the present.	4	DeGreen Emerging Market Managers Fund
61
Austin J. Mulhern	Trustee	Since	Chairman and financial advisor of Tenth Floor, LLC (Internet marketing and technology company) from 2001 to the present; Senior Vice President and Chief Financial Officer of FirstMerit Corporation from 1998 to 1999.	4	None.
10630 Wyndtree Drive Concord, Ohio 44077		November 15, 2005
66
Interested Director:
Richard A. Barone (1)	Chairman, Trustee and Portfolio Manager	Since August 2, 2003	Portfolio Manager of the Ancora Funds since 2004; Chairman and Manager of Ancora Advisors LLC since 2003; Chairman and Director of Ancora Capital, Inc. since 2002; Chairman and Director of Ancora Securities, Inc. since 2000; member of the Executive Committee of the Ancora entities since 2006; Portfolio Manager of Fifth Third Investment Advisors from 2001 to 2003; Chief Executive Officer of Maxus Investment Group (financial services) until 2001; Portfolio Manager of Maxus Income Fund, Maxus Equity Fund and Maxus Aggressive Value Fund until 2001.	4	The Stephen Company (TSC)
2000 Auburn Drive, Suite 300
Cleveland, Ohio 44122,
66
Officers:
David W. Kuhr 2000 Auburn Dr. Cleveland, OH 44122 47	Chief Compliance Officer	Since October 1, 2003	Ancora Advisors LLC, Chief Compliance Officer; Ancora Securities, Inc., Director of Compliance; Ancora Capital Inc., Director of Compliance	4	None.
Bradley A. Zucker 2000 Auburn Dr. Cleveland, OH 44122 35	Secretary	Since August 2, 2003	Ancora Advisors LLC, CFO; Ancora Securities, Inc., CFO and Director; Ancora Capital Inc., CFO and Director; Ancora entities, member of the Executive Committee	4	DeGreen Emerging Market Managers Fund

(1)   Richard A. Barone is considered an “interested person” as defined in Section 2(a) (19) of the 1940 Act by virtue of his affiliation with the Advisor.

(2)  Each trustee holds office for an indefinite term until the earlier of (i) the election of his or her successor or (ii) the date the trustee dies, resigns or is removed.

TRUSTEES, OFFICERS, & SERVICE PROVIDERS

DIRECTORS

Richard A. Barone

Raj Aggarwal

Donald Lerner

Austin J. Mulhern

Anne Peterson Ogan

OFFICERS

Richard A. Barone, Chairman and Treasurer

Bradley Zucker, Secretary

David W. Kuhr, Chief Compliance Officer

INVESTMENT ADVISOR

Ancora Advisors LLC

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

DISTRIBUTOR

Ancora Securities, Inc.

2000 Auburn Drive,

Suite 300

Cleveland, OH 44122

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio  44145

LEGAL COUNSEL

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue E.

Cleveland, OH 44114

CUSTODIAN

U.S. Bank N.A.

425 Walnut Street

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive Suite 400

Broadview Heights, OH  44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses.  Please read the prospectus carefully before investing.

The Funds’ Statement of Additional Information includes additional information about the Funds and is available upon request at no charge by calling the Fund.

Distributed by Ancora Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there has been  1_ amendment to the provisions of the code of ethics.  The nature of the amendment is as follows:

The Code of Ethics was updated in January 2005 to comply with updated Rule 17j-1.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please send requests to:  Ancora Trust, Attn: Compliance, 2000 Auburn Drive, Suite 420, Cleveland, OH 44122

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The  registrant's  board of trustees has determined that the registrant does not have an  audit  committee  financial  expert.  This is  because  the  experience provided  by the  members  of  the  audit  committee  together  offers  adequate oversight for the registrants level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Registrant

Ancora Securities

FY 2008

$ 36,000

$ N/A

FY 2007

$ 36,000

$ N/A

(b)

Audit-Related Fees

Registrant

Adviser

FY 2008

$ 1,785.91

$ N/A

FY 2007

$ 1,618.41

$ N/A

Nature of the fees:

Consent estimate.

(c)

Tax Fees

Registrant

Adviser

FY 2008

$ 7,000

$ N/A

FY 2007

$ 8,000

$ N/A

Nature of the fees:

$ 4,000 1120-RIC estimate per engagement letter.

(d)

All Other Fees

Registrant

Adviser

FY 2008

$ N/A

$ N/A

FY 2007

$ N/A

$ N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

N/A  %

N/A %

Tax Fees:

N/A  %

N/A %

All Other Fees:

N/A  %

N/A %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY

2008

$ N/A

$ N/A

FY

2007

$ N/A

$ N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 8, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12:  Exhibits

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: March 10, 2009